SCHEDULE OF REVENUE UNDER TIMING (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 251,047	$ 207,653	$ 671,682	$ 662,932
Goods or services transferred over time [member]
IfrsStatementLineItems [Line Items]
Revenue			471,030	450,325
Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue			$ 200,652	$ 212,607